Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Schedule of Other Liabilities	Other liabilities as at December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Advance payments for government grants	—	412
Total	—	412